Cover Page	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	LanzaTech Global, Inc.
Entity Central Index Key	0001843724
Amendment Flag	true
Amendment Description	PRE-EFFECTIVEAMENDMENT NO. 3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false